Property and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
Consist of the following (in thousands $):

	Artwork	Furniture and fixtures	Computer hardware and software	Leasehold improvements	Right of use assets	Total

Cost
At Dec. 31, 2021	7,573	2,981	3,036	6,026	12,890	32,506
Additions	—	2	126	—	—	128
Net exchange differences	(484)	(160)	(160)	(372)	(531)	(1,707)
At Dec. 31, 2022	7,089	2,823	3,002	5,654	12,359	30,927
Additions	—	154	224	1,157	1,574	3,109
Disposals	—	(591)	(189)	(413)	(2,684)	(3,877)
Net exchange differences	170	404	59	123	86	842
At Dec. 31, 2023	7,259	2,790	3,096	6,521	11,335	31,001

Accumulated depreciation
At Dec. 31, 2021	—	(2,579)	(2,882)	(4,570)	(5,996)	(16,027)
Depreciation charge for the year	—	(98)	(93)	(522)	(2,642)	(3,355)
Net exchange differences	—	164	153	278	356	951
At Dec. 31, 2022	—	(2,513)	(2,822)	(4,814)	(8,282)	(18,431)
Depreciation charge for the year	—	(141)	(68)	(521)	(2,113)	(2,843)
Disposals	—	399	181	201	994	1,775
Net exchange differences	—	(251)	(116)	(134)	(145)	(646)
At Dec. 31, 2023	—	(2,506)	(2,825)	(5,268)	(9,546)	(20,145)

Net book value at:
Dec. 31, 2022	7,089	310	180	840	4,077	12,496
Dec. 31, 2023	7,259	284	271	1,253	1,789	10,856